Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	201 7		201 6
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Non-interest bearing checking accounts	$7,956	--%	$5,852	--%
Passbook accounts	463	0.15	1,189	0.15
Savings accounts	2,353	0.22	1,784	0.20
Money market accounts	30,411	0.79	31,114	0.79
Certificate of deposit accounts	145,038	1.77	137,068	1.69
Total	$186,221	1.47%	$177,007	1.41%

Certificate of Deposit by Maturity [Table Text Block]
Year s ending December 31:
201 8	$42,895
201 9	25,863
20 20	39,841
20 21	27,366
20 22	9,073
Total	$145,038